SHARE CAPITAL (Tables)	13 Months Ended
Sep. 30, 2023
Disclosure Of Share Capital Information [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the thirteen months ended September 30, 2023:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2022	2,762,734	$11.08
Granted	321,000	$4.68
Exercised	(26,300)	$1.47
Cancelled / Forfeited	(227,758)	$17.33
Balance - September 30, 2023	2,829,676	$9.94

Disclosure of detailed information about range of exercise prices of outstanding share options
The following is a summary of the outstanding stock options as at September 30, 2023:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$1.20 - $3.00	83,307	5.2	59,857
$3.01 - $5.00	293,937	7.4	212,437
$5.01 - $10.00	1,549,740	8.3	1,140,129
$10.01 - $20.00	663,367	5.9	619,167
$20.01 - $30.00	105,575	5.2	105,575
$30.01 - $45.08	133,750	5.6	133,750
	2,829,676	7.3	2,270,915

Disclosure of detailed information about stock option valuation assumptions
The following inputs were used to fair value the options that were granted during the thirteen months ended September 30, 2023 and the year ended August 31, 2022:

	SEPTEMBER 30, 2023	AUGUST 31, 2022
Risk free interest rate	3.03% - 3.47%	1.18% - 2.98%
Expected life of options	5.0 - 6.0 years	5.0 - 6.0 years
Expected annualized volatility	83.68% - 87.51%	85.28% - 88.78%
Expected dividend yield	—	—
Forfeiture rate	11.3% - 11.7%	11.4% - 11.7%

Disclosure of detailed information about number and weighted average exercise prices of restricted stock unit
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2022	586,459
Granted	371,317
Exercised	(59,138)
Cancelled / Forfeited	(17,489)
Balance - September 30, 2023	881,149

Disclosure of detailed information about number and weighted average exercise prices of performance share units
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2022	66,233
Granted	211,544
Exercised	(948)
Cancelled / Forfeited	(16,116)
Balance - September 30, 2023	260,713